Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	3,450	11
Balance at Dec. 31, 2018	$ 1,971,333	$ 0	$ 37,483,204	$ (40,476,884)	$ (1,022,347)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)	1,700	0
Sale of convertible preferred stock for cash and cancellation of note payable	$ 1,542,950	$ 0	147,050	0	1,690,000
Conversion of preferred stock to common stock (in shares)	(2,664)	14,819
Conversion of preferred stock to common stock	$ (1,581,850)	$ 15	1,581,835	0	$ 0
Issuance of common stock for services (in shares)	0	162			162
Issuance of common stock for services	$ 0	$ 0	24,000	0	$ 24,000
Stock option expense	0	0	104,420	0	104,420
Net loss	$ 0	$ 0	0	(2,370,629)	(2,370,629)
Balance (in shares) at Dec. 31, 2019	2,486	14,992
Balance at Dec. 31, 2019	$ 1,932,433	$ 15	39,340,509	(42,847,513)	(1,574,556)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)	300
Sale of convertible preferred stock for cash and cancellation of note payable	$ 300,000				300,000
Conversion of preferred stock to common stock (in shares)	(2,386)	674,067
Conversion of preferred stock to common stock	$ (1,856,338)	$ 674	1,855,664
Issuance of common stock for services (in shares)	0	521
Issuance of common stock for services	$ 0	$ 1	5,999	0	6,000
Net loss				(595,694)	(595,694)
Balance (in shares) at Mar. 31, 2020	400	689,580
Balance at Mar. 31, 2020	$ 376,095	$ 690	41,202,172	(43,443,207)	(1,864,250)
Balance (in shares) at Dec. 31, 2019	2,486	14,992
Balance at Dec. 31, 2019	$ 1,932,433	$ 15	39,340,509	(42,847,513)	(1,574,556)
Net loss					(1,621,546)
Balance (in shares) at Sep. 30, 2020	100	3,559,473
Balance at Sep. 30, 2020	$ 76,095	$ 3,559	55,203,149	(44,469,059)	10,813,744
Balance (in shares) at Dec. 31, 2019	2,486	14,992
Balance at Dec. 31, 2019	$ 1,932,433	$ 15	39,340,509	(42,847,513)	(1,574,556)
Sale of convertible preferred stock for cash and cancellation of note payable (in shares)	300	0
Sale of convertible preferred stock for cash and cancellation of note payable	$ 300,000	$ 0	0	0	300,000
Conversion of preferred stock to common stock (in shares)	(2,686)	716,790
Conversion of preferred stock to common stock	$ (2,156,338)	$ 717	2,155,621	0	$ 0
Issuance of common stock for services (in shares)	0	26,581			26,581
Issuance of common stock for services	$ 0	$ 27	94,373	0	$ 94,400
Stock option expense	0	0	18,730	0	18,730
Net loss	0	0	0	(2,958,068)	(2,958,068)
Warrants issued in bridge financing	$ 0	$ 0	457,833	0	$ 457,833
Common stock issued (in shares)	0	286,902			36,902
Issuance of common stock upon warrant exercise	$ 0	$ 287	2,213	0	$ 2,500
Issuance of common stock upon debenture conversion (in shares)	0	177,626
Issuance of common stock upon debenture conversion	$ 0	$ 177	569,340	0	569,517
Common stock issued for cancellation of accrued compensation (in shares)	0	300,001
Issuance of common stock upon cancellation of accrued compensation	$ 0	$ 300	1,499,700	0	1,500,000
Sale of common stock for cash (in shares)	0	2,310,000
Sale of common stock for cash	$ 0	$ 2,310	11,156,186	0	11,158,496
Roundup of shares following reverse stock split (in shares)	0	1,203
Roundup of shares following reverse stock split	$ 0	$ 1	(1)	0	0
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Balance (in shares) at Mar. 31, 2020	400	689,580
Balance at Mar. 31, 2020	$ 376,095	$ 690	41,202,172	(43,443,207)	(1,864,250)
Issuance of common stock for services (in shares)	0	2,124
Issuance of common stock for services	$ 0	$ 2	11,998	0	12,000
Net loss	$ 0	$ 0	0	(455,204)	(455,204)
Balance (in shares) at Jun. 30, 2020	400	691,704
Balance at Jun. 30, 2020	$ 376,095	$ 692	41,672,003	(43,898,411)	(1,849,621)
Conversion of preferred stock to common stock (in shares)	(300)	42,723
Conversion of preferred stock to common stock	$ (300,000)	$ 43	299,957	0	0
Issuance of common stock for services (in shares)	0	517
Issuance of common stock for services	$ 0	$ 0	6,000	0	6,000
Net loss	$ 0	$ 0	0	(570,648)	(570,648)
Common stock issued (in shares)	0	36,902
Common stock issued for cancellation of accrued compensation (in shares)	0	300,001
Issuance of common stock upon cancellation of accrued compensation	$ 0	$ 300	1,499,700	0	1,500,000
Sale of common stock for cash (in shares)	0	2,310,000
Sale of common stock for cash	$ 0	$ 2,310	11,156,186	0	11,158,496
Balance (in shares) at Sep. 30, 2020	100	3,559,473
Balance at Sep. 30, 2020	$ 76,095	$ 3,559	55,203,149	(44,469,059)	10,813,744
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	55,294,504	(45,805,581)	9,568,852
Issuance of common stock for services (in shares)	0	1,472
Issuance of common stock for services	$ 0	$ 1	5,999	0	6,000
Stock option expense			56,190		56,190
Net loss				(1,562,778)	(1,562,778)
Common stock issued (in shares)	0	835,900
Issuance of common stock upon warrant exercise	$ 0	$ 836	3,173,320	0	3,174,156
Sale of common stock for cash (in shares)	0	1,644,000
Sale of common stock for cash	$ 0	$ 1,644	9,407,276	0	9,408,920
Balance (in shares) at Mar. 31, 2021	100	6,315,467
Balance at Mar. 31, 2021	$ 76,095	$ 6,315	67,937,289	(47,368,359)	20,651,340
Balance (in shares) at Dec. 31, 2020	100	3,834,095
Balance at Dec. 31, 2020	$ 76,095	$ 3,834	55,294,504	(45,805,581)	$ 9,568,852
Issuance of common stock for services (in shares)					13,707
Net loss					$ (4,827,314)
Balance (in shares) at Sep. 30, 2021	0	6,381,541
Balance at Sep. 30, 2021	$ 0	$ 6,382	68,630,363	(50,632,895)	18,003,850
Balance (in shares) at Mar. 31, 2021	100	6,315,467
Balance at Mar. 31, 2021	$ 76,095	$ 6,315	67,937,289	(47,368,359)	20,651,340
Issuance of common stock for services (in shares)	0	12,235
Issuance of common stock for services	$ 0	$ 13	65,828	0	65,841
Stock option expense	0	0	56,190	0	56,190
Net loss	$ 0	$ 0	0	(1,314,033)	(1,314,033)
Balance (in shares) at Jun. 30, 2021	0	6,327,702
Balance at Jun. 30, 2021	$ 0	$ 6,328	68,134,402	(48,682,392)	19,458,338
Stock option expense	0	0	56,190	0	56,190
Net loss	$ 0	$ 0	0	(1,950,503)	(1,950,503)
Common stock issued (in shares)	0	53,839
Issuance of common stock upon warrant exercise	$ 0	$ 54	229,946	0	230,000
Balance (in shares) at Sep. 30, 2021	0	6,381,541
Balance at Sep. 30, 2021	$ 0	$ 6,382	$ 68,630,363	$ (50,632,895)	$ 18,003,850